OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Schedule of Other Accounts Receivable and Prepaid Expenses) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid expenses	$ 3,876	$ 2,514
Government authorities	15,850	14,988
Advances to suppliers	4,315	1,329
Derivatives	62	277
Other receivables (see also Note 10)	9,963	6,387
Other accounts receivables and prepaid expenses	$ 34,066	$ 25,495